Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Market Prices for Private Warrants (Details) € in Thousands				12 Months Ended
		Sep. 03, 2024 EUR (€)		Dec. 31, 2025 EUR (€) $ / shares		Dec. 31, 2024 EUR (€) $ / shares	Dec. 31, 2025 $ / shares		Dec. 31, 2024 $ / shares	Sep. 03, 2024 $ / shares
Schedule of Market Prices for Private Warrants [Line Items]
Spot price							$ 12.68	[1]	$ 15.51
Strike price							11.5	[2]	11.5
Expected term (years)				11 months 19 days		1 year 11 months 23 days
Risk free rate				3.82%		2.78%
Dividend yield	[3]			0.00%		0.00%
Annual volatility				60.79%		55.42%
Price of redemption feature				$ 0.05		$ 0.53
Liquidity discount				10.00%		10.00%
Fair Market Value				$ 12.28		$ 14.17
Fair value per warrant							130		367
Second Shareholder Loan One [Member]
Schedule of Market Prices for Private Warrants [Line Items]
Spot price	[1]								15.51	$ 13.16
Strike price									6.2	6.2	[2]
Expected term (years)		2 years	[4]			1 year 7 months 17 days
Risk free rate		4.73%	[5]			3.45%
Dividend yield		0.00%	[3]			0.00%
Annual volatility		64.48%				46.58%
Number of warrants outstanding (in Euro) | €		€ 2,500,001				$ 4,000,001
Fair value per warrant									9.71	8.22
Second Shareholder Loan plus One [Member]
Schedule of Market Prices for Private Warrants [Line Items]
Spot price	[1]									13.16
Strike price	[2]									6.2
Expected term (years)	[4]	2 years
Risk free rate	[5]	4.73%
Dividend yield	[3]	0.00%
Annual volatility		64.48%
Number of warrants outstanding (in Euro) | €		€ 4,800,002
Fair value per warrant										$ 8.22
Second Shareholder Loan [Member]
Schedule of Market Prices for Private Warrants [Line Items]
Spot price							12.68	[1]	15.51
Strike price							6.2		6.2
Expected term (years)				7 months 24 days		1 year 7 months 17 days
Risk free rate				3.82%		3.45%
Dividend yield				0.00%	[3]	0.00%
Annual volatility				66.49%		46.58%
Number of warrants outstanding (in Euro) | €				$ 3,838,711		$ 4,800,002
Fair value per warrant							6.81		9.71
Second Shareholder Loan [Member]
Schedule of Market Prices for Private Warrants [Line Items]
Spot price	[1]						12.68
Strike price							6.2
Expected term (years)				7 months 24 days
Risk free rate				3.82%
Dividend yield	[3]			0.00%
Annual volatility				66.49%
Number of warrants outstanding (in Euro) | €				$ 4,800,002
Fair value per warrant							6.81
First shareholder loan One [Member]
Schedule of Market Prices for Private Warrants [Line Items]
Spot price	[1]								15.51
Strike price									3
Expected term (years)						4 months 2 days
Risk free rate						2.88%
Dividend yield						0.00%
Annual volatility						46.15%
Number of warrants outstanding (in Euro) | €						$ 1,680,000
Fair value per warrant									$ 12.54
Level 3 [Member]
Schedule of Market Prices for Private Warrants [Line Items]
Spot price	[1]						12.68
Strike price							10.31
Expected term (years)				4 years 3 months 29 days
Risk free rate				3.74%
Dividend yield	[3]			0.00%
Annual volatility				61.21%
Number of warrants outstanding (in Euro) | €				$ 1,827,284
Fair value per warrant							$ 7.24

[1]	Equal to the observed price of the class A common shares,
[2]	Warrant strike price,
[3]	Assumed dividend yield of 0%,
[4]	Calculated as the time period between the end of the reporting period and the warrants expiration date (August 26, 2026),
[5]	Interpolated 1.9-year constant maturity US treasury rates,